Summary of Significant Accounting Policies (Details 3)	6 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	5 years
Software Development [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	3 years
Software Development [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	5 years